Cover Page	Aug. 30, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 30, 2021
Entity Registrant Name	Peloton Interactive, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39058
Entity Tax Identification Number	47-3533761
Entity Address, Address Line One	441 Ninth Avenue, Sixth Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	917
Local Phone Number	671-9198
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.000025 par value per share
Trading Symbol	PTON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001639825
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	125 West 25th Street, 11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001